Financial instruments - Fair values and risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	€ 5,324.2	€ 6,856.1	€ 7,147.2
Current derivative financial liabilities	178.8	386.6	38.6
Financial liabilities excluding lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	5,159.6	6,649.8	7,008.9
Financial liabilities excluding lease liabilities | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,977.5	6,252.0	6,970.3
Financial liabilities excluding lease liabilities | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	182.1	397.8	7.6
Financial liabilities excluding lease liabilities | Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Financial liabilities			31.0
Financial liabilities excluding lease liabilities | Total fair value
Disclosure of financial liabilities [line items]
Total Fair Value	2,692.4	4,190.2	5,040.0
Current maturities of debt
Disclosure of financial liabilities [line items]
Financial liabilities	50.0	1,056.7	1,224.5
Current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	50.0	1,056.7	1,224.5
Current maturities of debt | Total fair value
Disclosure of financial liabilities [line items]
Total Fair Value	50.0	1,051.7	1,224.5
Non-current maturities of debt
Disclosure of financial liabilities [line items]
Financial liabilities	2,532.2	2,853.2	3,714.6
Non-current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,532.2	2,853.2	3,714.6
Non-current maturities of debt | Total fair value
Disclosure of financial liabilities [line items]
Total Fair Value	2,460.3	2,740.7	3,727.7
Foriegn currency forward contracts
Disclosure of financial liabilities [line items]
Financial liabilities	3.3	48.0	31.0
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	3.3	48.0
Foriegn currency forward contracts | Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Financial liabilities			31.0
Foriegn currency forward contracts | Total fair value
Disclosure of financial liabilities [line items]
Total Fair Value	3.3	48.0	31.0
Commodity forward contracts
Disclosure of financial liabilities [line items]
Financial liabilities	178.8	349.8	7.6
Jet fuel and carbon derivative contracts
Disclosure of financial liabilities [line items]
Financial liabilities	178.8	349.8	7.6
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	178.8	349.8	7.6
Jet fuel and carbon derivative contracts | Total fair value
Disclosure of financial liabilities [line items]
Total Fair Value	178.8	349.8	7.6
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	792.2	1,065.5	1,078.2
Trade payables (Current)
Disclosure of financial liabilities [line items]
Financial liabilities	792.2	1,065.5	1,029.0
Trade payables (Current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	792.2	1,065.5	1,029.0
Trade payables (Non-current)
Disclosure of financial liabilities [line items]
Financial liabilities			49.2
Trade payables (Non-current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities			49.2
Trade payables (Non-current) | Total fair value
Disclosure of financial liabilities [line items]
Total Fair Value			49.2
Accrued expenses
Disclosure of financial liabilities [line items]
Financial liabilities	1,603.1	1,276.6	953.0
Accrued expenses | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,603.1	€ 1,276.6	€ 953.0